Accounts Receivable, Net	12 Months Ended
Sep. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of September 30,	As of September 30,
	2025	2024
Accounts receivable	$687,367	$2,652,596
Allowance for doubtful accounts	(71,529)	(1,003,799)
Accounts receivable, net	$615,838	$1,648,797

The Group recorded reversal of credit loss of $86,429, $155,467 and $134,846 for the years ended September 30, 2025, 2024 and 2023; and recorded credit loss of $60,263, $108,775 and $136,228 for the years ended September 30, 2025, 2024 and 2023, respectively.

As of date of issuance of this financial statement, the Group has collected $171,053 of outstanding balance as of September 30, 2025.

	For the Year Ended
	September 30,
	2025	2024	2023
Balance at the beginning of the year	$1,003,799	$1,011,601	$1,344,480
Current period addition	60,263	108,775	136,228
Write-off	(879,908)	-	(309,656)
Reversal	(86,429)	(155,467)	(134,846)
Foreign currency translation adjustment	(26,196)	38,890	(24,605)
Balance at the end of the year	$71,529	$1,003,799	$1,011,601

Impairment of $879,908 was written off due to long aging for the year ended September 30, 2025.